Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Summary of intangible assets

	December 31, 2021			December 31, 2020
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	amortization	Amount	Amount	amortization	Amount
Patents and licenses	13,835	(13,328)	507	13,843	(13,019)	824
Computer Software	1,201	(1,194)	7	1,202	(1,195)	7
Artificial intelligence intellectual property	14,119	(10,293)	3,826	14,057	(7,437)	6,620
Total intangible assets	29,155	(24,815)	4,340	29,102	(21,651)	7,451